Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a)The following table and related footnotes provide information about certain of the Company's related party transactions for the periods indicated:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Voyage revenues (i)(iii)	40,225	37,481	49,257
Vessel operating expenses (i)(ii)	(7,011)	(6,505)	(6,629)
Time-charter hire expenses (iii)	(23,487)	(23,564)	(19,994)
General and administrative expenses (iv)	(27,098)	(15,779)	(15,393)
Restructuring charges (v)	(3,223)	—	(400)
Equity income (vi)	2,417	2,424	1,316
(i)In September 2018, the Company’s FSU, the Bahrain Spirit, commenced its 21-year charter contract with the Bahrain LNG Joint Venture. Voyage revenues from the charter of the Bahrain Spirit to the Bahrain LNG Joint Venture for the year ended December 31, 2021 amounted to $30.1 million ($28.8 million during 2020 and $30.6 million during 2019). In addition, the Company has an operation and maintenance contract with the Bahrain LNG Joint Venture and had an operating and maintenance subcontract with Teekay Marine Solutions (Bermuda) Ltd. (or TMS), an entity wholly-owned by Teekay Tankers Ltd., which is controlled by Teekay, relating to the LNG regasification terminal in Bahrain. The contract with TMS was terminated in August 2019 and such services are currently managed by the Company. The subcontractor fees paid to TMS for the year ended December 31, 2019 were $2.0 million, and are included in vessel operating expenses in the Company's consolidated statements of income. Fees received in relation to the operation and maintenance contract from the Bahrain LNG Joint Venture for the year ended December 31, 2021 were $10.1 million ($8.7 million during 2020 and $6.5 million during 2019) and are included in voyage revenues in the Company's consolidated statements of income.
(ii)The Company and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay pursuant to which the Teekay subsidiaries provide to the Company and its subsidiaries crew training and technical management services. In addition, as part of the Company's acquisition of its ownership interest in the Pan Union Joint Venture in 2014, the Company entered into an agreement with a subsidiary of Teekay whereby Teekay's subsidiary provided, on behalf of the Company, shipbuilding supervision and crew training services for four LNG carrier newbuildings in the Pan Union Joint Venture, up to their delivery dates from 2017 to 2019. All costs incurred by these Teekay subsidiaries related to these services were charged to the Company and recorded as part of vessel operating expenses. On January 13, 2022, as part of the Stonepeak Transaction (as defined in Note 20a), the Company acquired the subsidiaries of Teekay that provide crew training and technical management services.
(iii)Commencing in September 2018, the Company entered into an agreement with the MALT Joint Venture to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit (see Note 5b). The time-charter hire expenses charged for the year ended December 31, 2021 were $23.5 million ($23.6 million during 2020 and $20.0 million during 2019). In addition, commencing in May 2019, the Company entered into an agreement with a subsidiary of Teekay to charter out the Magellan Spirit until October 31, 2019. The Company recognized revenue of $12.2 million for the year ended December 31, 2019 from this charter to Teekay. On October 31, 2019, the subsidiary of Teekay novated the charter contract to the Company and the Company is chartering the Magellan Spirit to an external customer until June 2022.
(iv)Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay and reimbursements to Teekay and Teekay GP L.L.C. (or the Company's General Partner) for costs incurred on the Company's behalf for the conduct of the Company's business.
(v)The Company incurred restructuring charges of $3.2 million from subsidiaries of Teekay related to severance costs resulting from the reorganization and realignment of employees supporting the Company as a result of the Stonepeak Transaction in January 2022 during the year ended December 31, 2021 (see Notes 18a and 20a).
The Company incurred restructuring charges of $0.4 million from subsidiaries of Teekay attributable to employees supporting the Company during the year ended December 31, 2019 (see Note 18c).
(vi)During the year ended December 31, 2021, the Company charged fees of $2.4 million ($2.4 million during 2020 and $1.3 million during 2019) to the Yamal LNG Joint Venture relating to the successful bid process for the construction and chartering of six ARC7 LNG carriers. The fees are reflected in equity income in the Company’s consolidated statements of income.

b)As at December 31, 2021 and 2020, non-interest-bearing advances to affiliates totaled $4.2 million and $4.9 million, respectively, and non-interest-bearing advances from affiliates totaled $12.4 million and $11.0 million, respectively. These advances are unsecured and have no fixed repayment terms. Affiliates are entities that are under common control with the Company.
c)The Company had an agreement with Teekay under which Teekay paid the Company any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Company paid Teekay any amounts payable to the Company by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay were settled annually (see Note 13). The time-charter contract was terminated in January 2019, upon which the charterer, which was also the owner, sold the vessel to a third party, which resulted in the agreement with Teekay ending concurrently.
d)In December 2019, as part of dissolving certain of the Company's controlled subsidiaries as a result of a simplification transaction, the Company acquired the General Partner's 1% non-controlling interest in certain of the Company's subsidiaries for an amount initially estimated at $2.7 million. In April 2020, the purchase price was finalized at $2.2 million.
e)On May 11, 2020, Teekay and the Company eliminated all of the Company's incentive distribution rights, which were held by the General Partner, in exchange for the issuance to a subsidiary of Teekay of 10.75 million newly-issued common units of the Company. The common units were valued at $122.6 million, based on the prevailing unit price at the time of issuance. This transaction was treated as a non-cash transaction in the Company's consolidated statements of cash flows.
f)For other transactions with the Company's equity-accounted joint ventures not disclosed above, please refer to Note 7.